LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases

A lease is defined as a contract, or part of a contract, that conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. First Financial is primarily the lessee in its leasing agreements, and substantially all of those agreements are for real estate property for branches, ATM locations and office space.

On January 1, 2019, the Company adopted Topic 842 and all subsequent modifications. For First Financial, this adoption primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee. Substantially all of the Company's leases are classified as operating leases, and therefore, were previously not recognized on the Company’s Consolidated Balance Sheets.

With the adoption of Topic 842, operating lease agreements were required to be recognized on the Consolidated Balance Sheets as an ROU asset and a corresponding lease liability. The Company's right to use an asset over the life of a lease is recorded as a "right of use" asset in Accrued interest and other assets on the Consolidated Balance Sheet and was $58.6 million at December 31, 2019. Certain adjustments to the ROU asset may be required for items such as initial direct costs paid or incentives received. First Financial recorded a $64.3 million lease liability in Accrued interest and other liabilities on the Consolidated Balance Sheet at December 31, 2019.

The calculated amount of the ROU assets and lease liabilities are impacted by the length of the lease term and the discount rate used to calculate the present value of minimum lease payments. Regarding the discount rate, Topic 842 requires the use of the rate implicit in the lease whenever this rate is readily determinable. As this rate is rarely determinable, the Company utilizes its incremental borrowing rate at lease inception, on a collateralized basis, over a similar term. For operating leases existing prior to January 1, 2019, the rate was based upon the remaining lease term as of that date.

Leases with an initial term of 12 months or less are not recorded on the balance sheet and First Financial recognizes lease expense for these leases on a straight-line basis over the term of the lease. Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 20 years or more. The exercise of renewal options on operating leases is at the Company's sole discretion, and certain leases may include options to purchase the leased property. If at lease inception, the Company considers the exercising of a renewal option to be reasonably certain, the Company will include the extended term in the calculation of the ROU asset and lease liability. First Financial does not enter into lease agreements which contain material residual value guarantees or material restrictive covenants.

Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements and leases generally also include real estate taxes and common area maintenance charges in the annual rental payments.

The components of lease expense were as follows:

Year ended
(dollars in thousands)	December 31, 2019
Operating lease cost	$7,324
Short-term lease cost	55
Variable lease cost	2,553
Total operating lease cost	$9,932

Future minimum commitments due under these lease agreements as of December 31, 2019 are as follows:

(dollars in thousands)	Operating leases
2020	$7,200
2021	7,166
2022	6,640
2023	6,711
2024	6,457
Thereafter	50,504
Total lease payments	84,678
Less imputed interest	20,401
Total	$64,277

The lease term and discount rate at December 31, 2019 were as follows:

Operating leases
Weighted-average remaining lease term	15.6 years
Weighted-average discount rate	3.43%

Supplemental cash information at December 31, 2019 related to leases was as follows:

Year ended
(dollars in thousands)	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$7,335
ROU assets obtained in exchange for lease obligations
Operating leases	64,902